Lease liabilities (Details Narrative)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Incremental borrowing rate	6.65%	7.04%
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Incremental borrowing rate	11.75%
Description of lease liabilities	The Point Office Park Samrand, commencing on 01 August 2024 for a period of 5 years with an option to extend for 3 years at the Company’s discretion which it intends to exercise. The lease payments are R52 908 per month, escalating at 8% per annum and the lease liability was calculated using the company’s incremental borrowing rate at 11.75%.